Goodwill	12 Months Ended
Jun. 30, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill

(6) GOODWILL

The Company’s goodwill balance was $1,224.4 million and $866.7 million as of June 30, 2015 and 2014, respectively.

The Company’s reporting units are comprised of its strategic product groups (“SPGs”): Zayo Dark Fiber (“Dark Fiber”), Zayo Wavelength Services (“Waves”), Zayo SONET Services (“SONET”), Zayo Ethernet Services (“Ethernet”), Zayo IP Services (“IP”), Zayo Mobile Infrastructure Group (“MIG”), Zayo Colocation (“zColo"), Zayo Cloud Services (“Cloud”) and Other (primarily ZPS).

The following reflects the changes in the carrying amount of goodwill during Fiscal 2015 (in millions):

Product Group	As of July 1, 2014	Fiscal 2015 Acquisitions	Foreign Currency Translation and Other	As of June 30, 2015
Dark Fiber	$293.3	$16.0	$(10.2)	$299.1
Waves	269.0	1.4	(4.8)	265.6
Sonet	50.3	—	—	50.3
Ethernet	96.7	8.2	(0.7)	104.2
IP	80.5	6.8	(1.0)	86.3
MIG	43.7	29.8	(0.1)	73.4
zColo	18.6	256.0	(1.4)	273.2
Cloud	—	57.2	(0.2)	57.0
Other	14.6	0.9	(0.2)	15.3
Total	$866.7	$376.3	$(18.6)	$1,224.4

The following reflects the changes in the carrying amount of goodwill during Fiscal 2014 (in millions):

Product Group	As of July 1, 2013	Fiscal 2014 Acquisitions	Foreign Currency Translation and Other	As of June 30, 2014
Dark Fiber	$193.3	$97.4	$2.6	$293.3
Waves	215.9	49.6	3.5	269.0
Sonet	50.3	—	—	50.3
Ethernet	91.7	4.9	0.1	96.7
IP	80.1	0.2	0.2	80.5
MIG	38.3	5.4	—	43.7
zColo	11.9	6.4	0.3	18.6
Other	7.3	—	7.3	14.6
Total	$688.8	$163.9	$14.0	$866.7